Prepaid Expenses and Other Current Assets (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Prepaid And Other Current Assets [Line Items]
Proceeds from disposal of Dongguan Super TV	$ 1,046